Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (5,883)	$ (2,592)	$ (5,789)
Adjustments to the profit or loss items:
Depreciation and amortization	538	187	33
Loss on impairment of intangible asset	1,042
Cost of share-based payment	196	897	43
Finance expenses (income), net	(2,205)	(6,585)	9
Group’s share of losses of company accounted for at equity, net	210	109
Losses from remeasurement of investment in financial assets	1,048	770
Total adjustments to the profit or loss	829	(4,622)	85
Working capital adjustments:
Decrease (increase) in other accounts receivable	(409)	3	170
Increase (decrease) in trade payables	(397)		353
Increase (decrease) in other accounts payable	(8)	39	120
Decrease (increase) in trade receivables	55	(77)
Increase in inventory	(74)	(668)
Working capital	(833)	(703)	643
Net cash used in operating activities	(5,887)	(7,917)	(5,061)
Cash flows from investing activities:
Investment in restricted bank deposits	(5)	(15)	(35)
Investment in short-term bank deposits	(3,000)
Purchase of property and equipment		(8)	(35)
Investment in a company accounted for at equity	(400)	(700)
Change in fair value of investments in financial assets	(689)
Sale of minority interest in subsidiary	2,985
Purchase of financial assets at fair value through profit or loss		(1,500)
Purchase of intangible asset		(4,861)
Net cash provided by (used in) investing activities	(1,109)	(7,084)	(70)
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)	5,552	9,005	7,699
Exercise of warrants		2,770	2,568
Payment of issuance expenses related to previous period		3
Interest paid on lease liability	(7)	(8)
Repayment of lease liability	(47)	(70)	(19)
Repayment of short-term credit			(188)
Net cash provided by financing activities	5,498	11,700	10,060
Increase (decrease) in cash	(1,498)	(3,301)	4,929
Cash at the beginning of the period	3,574	6,875	1,946
Cash at the end of the period	2,076	3,574	6,875
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	102		78
Registration of warrants			2,480
Investment in financial asset	288
Unpaid issue expenses			$ 290